Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
June 30, 2025
Z65-NPRT1-0825
1.9895832.106
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	186	1,435
Fidelity Series International Credit Fund (a)	4	34
Fidelity Series Long-Term Treasury Bond Index Fund (a)	170,119	915,239
TOTAL BOND FUNDS (Cost $942,855)		916,708

Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	82,562	1,706,562
Fidelity Series Large Cap Growth Index Fund (a)	40,795	1,097,787
Fidelity Series Large Cap Stock Fund (a)	39,279	1,016,923
Fidelity Series Large Cap Value Index Fund (a)	119,469	2,060,840
Fidelity Series Small Cap Core Fund (a)	39,354	458,865
Fidelity Series Small Cap Opportunities Fund (a)	14,578	212,981
Fidelity Series Value Discovery Fund (a)	45,616	737,616
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,024,325)		7,291,574

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	23,517	432,469
Fidelity Series Emerging Markets Fund (a)	35,868	366,211
Fidelity Series Emerging Markets Opportunities Fund (a)	68,426	1,465,677
Fidelity Series International Growth Fund (a)	52,654	1,045,176
Fidelity Series International Index Fund (a)	27,576	394,339
Fidelity Series International Small Cap Fund (a)	9,300	184,506
Fidelity Series International Value Fund (a)	68,199	1,041,392
Fidelity Series Overseas Fund (a)	64,528	1,045,348
Fidelity Series Select International Small Cap Fund (a)	860	11,448
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,924,927)		5,986,566

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $141,117)	14,185	140,999

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $60,361)	4.42	60,361	60,361

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,093,585)	14,396,208
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	14,396,209

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,159	348	69	5	-	(3)	1,435	186
Fidelity Series Blue Chip Growth Fund	1,370,193	205,562	155,000	-	(2,997)	288,804	1,706,562	82,562
Fidelity Series Canada Fund	350,022	63,856	33,703	-	(246)	52,540	432,469	23,517
Fidelity Series Corporate Bond Fund	900	2,373	3,319	10	43	3	-	-
Fidelity Series Emerging Markets Fund	295,996	66,019	30,661	-	(1,079)	35,936	366,211	35,868
Fidelity Series Emerging Markets Opportunities Fund	1,184,658	256,169	119,960	-	(3,631)	148,441	1,465,677	68,426
Fidelity Series Government Bond Index Fund	1,458	4,182	5,699	13	62	(3)	-	-
Fidelity Series Government Money Market Fund	-	80,085	19,724	582	-	-	60,361	60,361
Fidelity Series International Credit Fund	33	-	-	-	-	1	34	4
Fidelity Series International Developed Markets Bond Index Fund	-	6,339	6,420	-	81	-	-	-
Fidelity Series International Growth Fund	821,167	157,050	37,063	-	158	103,864	1,045,176	52,654
Fidelity Series International Index Fund	311,177	66,394	24,514	-	574	40,708	394,339	27,576
Fidelity Series International Small Cap Fund	152,121	15,300	11,990	-	463	28,612	184,506	9,300
Fidelity Series International Value Fund	815,887	181,819	71,611	-	1,312	113,985	1,041,392	68,199
Fidelity Series Investment Grade Bond Fund	1,384	3,998	5,379	16	(4)	1	-	-
Fidelity Series Investment Grade Securitized Fund	870	2,274	3,181	9	37	-	-	-
Fidelity Series Large Cap Growth Index Fund	881,449	132,795	77,728	1,473	(999)	162,270	1,097,787	40,795
Fidelity Series Large Cap Stock Fund	813,784	128,253	60,627	-	482	135,031	1,016,923	39,279
Fidelity Series Large Cap Value Index Fund	1,674,503	387,980	80,820	-	(3,447)	82,624	2,060,840	119,469
Fidelity Series Long-Term Treasury Bond Index Fund	793,492	223,800	83,618	7,564	(4,613)	(13,822)	915,239	170,119
Fidelity Series Overseas Fund	817,331	164,348	54,728	-	928	117,469	1,045,348	64,528
Fidelity Series Select International Small Cap Fund	2,084	11,655	3,957	-	288	1,378	11,448	860
Fidelity Series Small Cap Core Fund	384,497	58,198	16,066	-	(1,092)	33,328	458,865	39,354
Fidelity Series Small Cap Opportunities Fund	170,973	31,441	7,235	-	(520)	18,322	212,981	14,578
Fidelity Series Treasury Bill Index Fund	-	188,764	47,602	1,319	(45)	(118)	140,999	14,185
Fidelity Series Value Discovery Fund	601,017	142,391	27,979	-	(1,005)	23,192	737,616	45,616
	11,446,155	2,581,393	988,653	10,991	(15,250)	1,372,563	14,396,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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